Property and equipment - Property and Equipment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	¥ 659,851
Depreciation for the year	(42,989)	¥ (40,321)	¥ (37,781)
Ending Balance	465,734	659,851
Discontinued operations.
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	460,245
Depreciation for the year	(90,431,000)	(96,372,000)
Impairment loss recognized in profit or loss (note 9)	174,026	0
Ending Balance	268,479	460,245
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,278,797	1,125,742
Additions	113,844	159,296
Transferred from construction in progress	0	0
Transferred to intangible assets		(223)
Disposals	(2,458)	(6,018)
Ending Balance	1,390,183	1,278,797	1,125,742
Accumulated Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(618,946)	(486,849)
Depreciation for the year	(133,420)	(136,693)
Disposals	1,943	4,596
Impairment loss recognized in profit or loss (note 9)	(174,026)
Ending Balance	(924,449)	(618,946)	(486,849)
Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	3,659
Ending Balance	4,477	3,659
Motor vehicles [member] | Discontinued operations.
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation for the year	(1,240,000)	(1,340,000)
Motor vehicles [member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	22,659	21,593
Additions	2,119	1,134
Transferred from construction in progress	0	0
Transferred to intangible assets		0
Disposals	(58)	(68)
Ending Balance	24,720	22,659	21,593
Motor vehicles [member] | Accumulated Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(19,000)	(17,686)
Depreciation for the year	(1,296)	(1,354)
Disposals	53	40
Impairment loss recognized in profit or loss (note 9)	0
Ending Balance	(20,243)	(19,000)	(17,686)
Furniture, fixtures and other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	106,348
Ending Balance	66,415	106,348
Furniture, fixtures and other equipment | Discontinued operations.
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation for the year	(32,726,000)	(45,652,000)
Furniture, fixtures and other equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	332,688	312,905
Additions	22,402	23,163
Transferred from construction in progress	1,771	559
Transferred to intangible assets		0
Disposals	(2,400)	(3,939)
Ending Balance	354,461	332,688	312,905
Furniture, fixtures and other equipment | Accumulated Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(226,340)	(168,977)
Depreciation for the year	(48,274)	(60,980)
Disposals	1,890	3,617
Impairment loss recognized in profit or loss (note 9)	(15,322)
Ending Balance	(288,046)	(226,340)	(168,977)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	531,550
Ending Balance	389,722	531,550
Leasehold improvements | Discontinued operations.
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation for the year	(56,465,000)	(49,380,000)
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	905,156	782,840
Additions	22,514	13,923
Transferred from construction in progress	78,212	110,404
Transferred to intangible assets		0
Disposals	0	(2,011)
Ending Balance	1,005,882	905,156	782,840
Leasehold improvements | Accumulated Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(373,606)	(300,186)
Depreciation for the year	(83,850)	(74,359)
Disposals	0	939
Impairment loss recognized in profit or loss (note 9)	(158,704)
Ending Balance	(616,160)	(373,606)	(300,186)
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	18,294
Ending Balance	5,120	18,294
Construction in progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	18,294	8,404
Additions	66,809	121,076
Transferred from construction in progress	(79,983)	(110,963)
Transferred to intangible assets		(223)
Disposals	0	0
Ending Balance	5,120	18,294	8,404
Construction in progress | Accumulated Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0	0
Depreciation for the year	0	0
Disposals	0	0
Impairment loss recognized in profit or loss (note 9)	0
Ending Balance	¥ 0	¥ 0	¥ 0